Note Related party transactions (Proportionate share of income (loss) and changes in stockholder's equity from EVERTEC) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Income (Loss) from Equity Method Investments, Total	$ 38,000	$ 34,100
EVERTEC Inc.
Related Party Transaction [Line Items]
Share of income (loss) from investment	13,892	8,924	$ 11,796
Share of other changes in stockholders equity	1,659	2,659	(573)
Income (Loss) from Equity Method Investments, Total	$ 15,551	$ 11,583	$ 11,223